DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]	Notes Payable

	September 30, 2017	December 31, 2016
12% Notes	$2,081,250	$2,750,000
Unamortized debt discount	(800,318)	(1,934,750)
Long-term portion	$1,280,932	$815,250

Notes Payable

	December 31,
	2016	2015
12% Notes	$2,750,000	$–
10% Notes	–	659,000
14% Greenhouse Mortgage	–	600,000
8.5% Pueblo Mortgage	–	158,307
	2,750,000	1,417,307
Unamortized debt discount	(1,934,750)	(279,435)
	815,250	1,137,872
Less: Current portion	–	(986,475)
Long-term portion	$815,250	$151,397